INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues and long-lived assets by Geography (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)
Disaggregated by revenue
Revenues	₽ 356,171	$ 4,794.2	₽ 218,344	₽ 175,391
Long-lived assets, net:
Total long-lived assets	291,841		218,513	138,070	$ 3,928.3
Russia
Disaggregated by revenue
Revenues	334,406	4,501.2	204,205	162,958
Long-lived assets, net:
Total long-lived assets	279,934		208,514	131,267	3,768.0
Finland
Long-lived assets, net:
Total long-lived assets	8,135		8,307	5,668	109.5
Rest of the world
Disaggregated by revenue
Revenues	21,765	$ 293.0	14,139	12,433
Long-lived assets, net:
Total long-lived assets	₽ 3,772		₽ 1,692	₽ 1,135	$ 50.8